T. ROWE PRICE Georgia Tax-Free Bond Fund
May 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.1%
GEORGIA  94.0%
Athens-Clarke County Unified Government Water & Sewerage
Revenue, Series 2015, 4.00%, 1/1/34  2,975 2,932
Atlanta & Fulton County Recreation Auth., Zoo Parking Project,
5.00%, 12/1/35  750 785
Atlanta Airport Passenger Fac. Charge, Series C, 5.00%, 7/1/40  1,500 1,588
Atlanta Airport Passenger Fac. Charge, Series D, 4.00%,
7/1/37 (1) 2,000 1,955
Atlanta Airport Passenger Fac. Charge, Series D, 4.00%,
7/1/39 (1) 5,000 4,867
Atlanta Airport Passenger Fac. Charge, Series D, 4.00%,
7/1/40 (1) 7,580 7,292
Atlanta Airport Passenger Fac. Charge, Series E, 5.25%,
7/1/44 (1) 1,750 1,874
Atlanta Dept. of Aviation, Series B, 4.00%, 7/1/42  1,435 1,406
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/44 (1) 3,195 3,279
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/52 (1) 2,500 2,570
Atlanta Dept. of Aviation, Series B-1, 5.00%, 7/1/53  3,755 3,983
Atlanta Dept. of Aviation, Series C, 4.00%, 7/1/40 (1) 2,995 2,881
Atlanta Dept. of Aviation, Series C, 5.00%, 7/1/38 (1) 900 969
Atlanta Dept. of Aviation, Green Bond, Series B-1, 5.00%,
7/1/48  3,250 3,479
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29 (2)(3) 225 101
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (2)(3) 1,555 700
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (2)(3) 550 248
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/29  1,000 1,012
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/30  300 304
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/35  1,255 1,270
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.25%,
7/1/40  4,760 4,821
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.25%,
7/1/44  7,795 7,879
Atlanta Downtown Dev. Auth., City Plaza, 5.00%, 12/1/27  495 513
Atlanta Downtown Dev. Auth., City Plaza, 5.00%, 12/1/31  605 627
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.375%, 7/1/26 (4) 900 871

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.375%, 7/1/26 (4)(5) 535 520
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.875%, 7/1/31 (4) 1,630 1,458
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.875%, 7/1/31 (4)(5) 665 601
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.625%, 7/1/42 (4)(5) 3,775 3,339
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.875%, 7/1/51 (4)(5) 3,525 3,037
Atlanta Water & Wastewater, Series 2015, 5.00%, 11/1/40  2,000 2,014
Atlanta, Atlantic Station, Tax Allocation, 5.00%, 12/1/24  2,880 2,891
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/25 (6) 350 352
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/30 (Prerefunded
1/1/26) (7) 300 306
Atlanta, Perry Bolton, Tax Allocation, 5.00%, 7/1/34  500 500
Atlanta, Perry Bolton, Tax Allocation, 5.00%, 7/1/41  725 725
Augusta Airport, Series A, 5.00%, 1/1/30  645 647
Augusta Airport, Series A, 5.00%, 1/1/31  275 276
Augusta Airport, Series A, 5.00%, 1/1/32  550 552
Augusta Airport, Series A, 5.00%, 1/1/34  585 587
Augusta Dev. Auth., AU Health System, 4.00%, 7/1/37  2,000 1,952
Augusta Water & Sewer, Wastewater, 4.50%, 10/1/37  3,500 3,505
Bartow County Dev., Georgia Power Plant Bowen, VRDN,
4.25%, 11/1/62 (1) 400 400
Brookhaven Dev. Auth., Children's Healthcare of Atlanta,
Series A, 4.00%, 7/1/49  7,050 6,648
Brookhaven Dev. Auth., Children's Healthcare of Atlanta,
Series A, 5.00%, 7/1/39  1,500 1,582
Bryan County School Dist., GO, 5.00%, 8/1/42  3,000 3,063
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.375%, 11/1/53 (Tender 3/12/27)  1,225 1,208
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.70%, 10/1/32 (Tender 6/13/28) (8) 1,600 1,600
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 4.25%, 11/1/52 (1) 800 800
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 4.50%, 11/1/52  13,300 13,300
Carroll City-County Hosp. Auth., Tanner Medical Center, 5.00%,
7/1/28  265 274
Cherokee County Water & Sewer Auth., 5.00%, 8/1/33  1,015 1,047
Cherokee County Water & Sewer Auth., 5.00%, 8/1/34  1,050 1,083
Clarke County Classic Center Auth., Classic Center Arena
Project, 3.00%, 5/1/61 (9) 2,000 1,385

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Clarke County Classic Center Auth., Classic Center Arena
Project, 4.00%, 5/1/52 (9) 3,000 2,831
Clarke County Classic Center Auth., Classic Center Arena
Project, Series A, 4.125%, 5/1/54  3,000 2,823
Clarke County Classic Center Auth., Classic Center Arena
Project, Series A, 4.25%, 5/1/61  1,750 1,661
Cobb County Dev. Auth., Kennesaw State Univ., Series A,
5.00%, 7/15/34  1,145 1,159
Cobb County Dev. Auth., Kennesaw State Univ., Series A,
5.00%, 7/15/38  1,750 1,768
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
4.00%, 4/1/52  5,535 5,136
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/42  1,155 1,171
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/53 (9) 1,000 1,034
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.125%, 4/1/53  1,200 1,253
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.75%, 4/1/53  5,150 5,708
Coweta County Residential Care Fac. for the Elderly Auth.,
Peachtree City Project, 4.00%, 3/1/36  970 838
Coweta County Residential Care Fac. for the Elderly Auth.,
Peachtree City Project, 4.00%, 3/1/46  810 606
Coweta County Water & Sewage Auth., 4.25%, 6/1/57  1,200 1,167
Coweta County Water & Sewage Auth., 5.00%, 6/1/54  1,200 1,282
DeKalb County Dev. Auth., The Globe Academy, Series A,
5.00%, 6/1/40  350 354
DeKalb County Dev. Auth., The Globe Academy, Series A,
5.00%, 6/1/45  400 400
DeKalb County Dev. Auth., The Globe Academy, Series A,
5.00%, 6/1/50  700 683
DeKalb County Dev. Auth., The Globe Academy, Series A,
5.00%, 6/1/55  500 480
DeKalb County Housing Auth., Montreal Project, 4.00%, 3/1/34  1,000 981
DeKalb County Housing Auth., Senior Bond Park, 4.00%,
3/1/34  2,250 2,207
DeKalb County Water & Sewerage, 5.00%, 10/1/33  750 761
DeKalb County Water & Sewerage, 5.00%, 10/1/35  2,000 2,028
DeKalb County Water & Sewerage, Series B, 5.00%,
10/1/35 (9) 1,980 2,037
DeKalb County Water & Sewerage, Series B, 5.25%,
10/1/32 (9) 4,330 4,487
Downtown Smyrna Dev. Auth., 5.25%, 2/1/28  3,605 3,759
Forsyth County School Dist., GO, 5.00%, 2/1/38  2,235 2,357

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Fulton County Dev. Auth., Piedmont Healthcare Project,
Series A, 4.00%, 7/1/49  7,430 6,836
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  6,125 6,228
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  5,175 5,326
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/41 (4) 1,000 826
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/51 (4) 1,000 743
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/54 (4) 1,550 1,342
Fulton County Water & Sewerage, Series A, 2.25%, 1/1/42  5,000 3,477
Fulton County Water & Sewerage, Series A, 3.00%, 1/1/40  1,000 843
Gainesville & Hall County Dev Auth., Active Retirement
Communities, 5.00%, 11/15/33  3,480 3,576
Gainesville & Hall County Dev Auth., Lanier Christian Academy,
Series A, 6.25%, 9/1/52 (4) 1,250 1,099
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 3.00%, 2/15/51  7,740 5,619
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 4.00%, 2/15/51  5,500 5,087
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series B, 5.50%, 2/15/42  1,625 1,685
George L Smith II Congress Center Auth., Convention Center
Hotel, 3.625%, 1/1/31 (4) 250 235
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  4,250 4,126
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  10,000 8,504
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (4) 1,240 1,100
Georgia Housing & Fin. Auth., Series A, 3.60%, 12/1/44  5,380 4,639
Georgia Housing & Fin. Auth., Series A, 4.00%, 6/1/49  4,675 4,603
Georgia Housing & Fin. Auth., Series A, 4.00%, 6/1/50  840 830
Georgia Housing & Fin. Auth., Series A, 4.60%, 12/1/53  2,205 2,134
Georgia Housing & Fin. Auth., Series B, 3.25%, 12/1/49  3,570 2,779
Georgia Housing & Fin. Auth., Series B, 5.05%, 12/1/43  1,000 1,047
Georgia Ports Auth., 4.00%, 7/1/52  3,135 2,972
Georgia Ports Auth., 5.00%, 7/1/47  7,490 7,986
Georgia Ports Auth., 5.25%, 7/1/52  10,500 11,321
Georgia State, Series A, GO, 5.00%, 7/1/28  1,000 1,067
Georgia State, Series A, GO, 5.00%, 7/1/41  3,000 3,328
Georgia State, Series A-2, GO, 3.00%, 2/1/37  1,000 899
Georgia State Road & Tollway Auth., Managed Lane System,
Series A, 3.00%, 7/15/50  1,000 748

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Georgia State Road & Tollway Auth., Managed Lane System,
Series A, 3.00%, 7/15/51  750 556
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/36  1,350 1,386
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/37  1,665 1,705
Gwinnett County School Dist., GO, 5.00%, 2/1/35  2,900 2,941
Lagrange Dev. Auth., Lagrange College Project, 5.00%,
10/15/52  1,200 1,040
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.75%, 6/15/37 (4) 340 350
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.875%, 6/15/47 (4) 1,710 1,742
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 6.00%, 6/15/52 (4) 1,000 1,019
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series A, 4.00%, 5/15/39  1,320 1,204
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series A, 5.00%, 5/15/25  200 201
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series A, 5.00%, 5/15/49  1,500 1,523
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series A, 5.50%, 9/15/28  3,000 3,093
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series A, VRDN, 4.00%, 9/1/52 (Tender 12/1/29)  3,000 2,984
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series A, VRDN, 5.00%, 5/1/54 (Tender 9/1/31)  525 555
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series B, VRDN, 4.00%, 8/1/49 (Tender 12/2/24)  2,800 2,799
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series B, VRDN, 5.00%, 12/1/52 (Tender 6/1/29)  1,575 1,637
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series B, VRDN, 5.00%, 12/1/54 (Tender 3/1/32)  1,500 1,591
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  2,000 2,000
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 5.00%, 9/1/53 (Tender 9/1/30)  1,950 2,047
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series E-1, VRDN, 5.00%, 12/1/53 (Tender 6/1/31)  5,000 5,270
Metro Atlanta Rapid Transit Auth., Series A, 4.00%, 7/1/24  1,225 1,225
Metro Atlanta Rapid Transit Auth., Series A, 5.00%, 7/1/43
(Prerefunded 7/1/25) (7) 5,000 5,080
Metro Atlanta Rapid Transit Auth., Green Bond, Series E-2,
4.00%, 7/1/45  5,000 4,870
Metro Atlanta Rapid Transit Auth., Third Indenture, Series C,
3.25%, 7/1/39  2,190 1,944

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Metro Atlanta Rapid Transit Auth., Third Indenture, Series C,
3.50%, 7/1/38  5,000 4,648
Metro Atlanta Rapid Transit Auth., Third Indenture, Series C,
4.00%, 7/1/36  4,160 4,139
Municipal Electric Auth. of Georgia, Plant Vogtle Project, 4.50%,
7/1/63 (5) 3,435 3,304
Municipal Electric Auth. of Georgia, Plant Vogtle Project, 5.00%,
1/1/59 (9) 1,120 1,131
Municipal Electric Auth. of Georgia, Plant Vogtle Project, 5.25%,
7/1/64  2,850 2,979
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 4.00%, 1/1/51  1,100 965
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 7/1/40  1,000 1,049
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 7/1/41  1,190 1,244
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 7/1/42  1,000 1,042
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/49  3,610 3,644
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/56  4,240 4,284
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/62 (9) 1,500 1,534
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/63  3,035 3,069
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 7/1/64 (9) 1,500 1,549
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.50%, 7/1/60  5,530 5,541
Municipal Electric Auth. of Georgia, Project 1, Series A, 4.00%,
1/1/39  3,130 3,045
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%,
1/1/35  2,440 2,448
Private Colleges & Univ. Auth., Emory Univ., 5.00%, 9/1/48  1,105 1,152
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.00%,
10/1/43  3,500 3,415
Private Colleges & Univ. Auth., Emory Univ., Series B, 4.00%,
9/1/40  1,450 1,456
Private Colleges & Univ. Auth., Emory Univ., Series B, 4.00%,
9/1/41  4,000 4,002
Private Colleges & Univ. Auth., Emory Univ., Series B, 5.00%,
10/1/38  2,705 2,772
Private Colleges & Univ. Auth., Mercer Univ., 5.00%, 10/1/27  535 555
Private Colleges & Univ. Auth., Savannah College of Art and
Design, 4.00%, 4/1/44  2,500 2,380

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Richmond County Hosp. Auth., Univ. Health Services, 5.00%,
1/1/31  2,115 2,157
Rockdale County Dev. Auth., Piedmont Healthcare Project,
Series A, 4.00%, 7/1/44  4,370 4,148
Rockdale County Dev. Auth., Pratt Paper Project, 4.00%,
1/1/38 (1)(4) 4,000 3,846
Rockdale County Public Fac. Auth., 5.00%, 1/1/54  3,000 3,191
Savannah Hosp. Auth., Saint Joseph's/Candler Health,
Series A, 3.125%, 7/1/44  495 383
Savannah Hosp. Auth., Saint Joseph's/Candler Health,
Series A, 4.00%, 7/1/43  5,000 4,785
Walton County Water & Sewer Auth., Hard Labor Creek, 5.25%,
2/1/43  425 469
Walton County Water & Sewer Auth., Hard Labor Creek, 5.25%,
2/1/47  1,000 1,092
394,014
PUERTO RICO  5.1%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (10) 2,040 1,265
Puerto Rico Commonwealth, GO, VR, 11/1/51 (10) 1,508 950
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 745 776
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  63 62
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  494 328
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  1,539 1,536
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  700 686
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  733 709
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  403 373
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  428 431
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  678 708
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  365 406
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (2)
(11) 10 3
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (2)
(11) 810 213
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (2)
(11) 100 26

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (2)(11) 15 4
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (2)(11) 35 9
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (2)
(11) 40 10
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (2)
(11) 170 45
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (2)
(11) 55 14
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (2)
(11) 70 18
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (2)
(11) 420 110
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (2)
(11) 425 112
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (2)
(11) 75 20
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (2)
(11) 35 9
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (2)
(11) 15 4
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/35 (2)
(11) 375 98
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (2)
(11) 40 10
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (2)
(11) 30 8
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (2)
(11) 10 3
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (2)
(11) 20 5
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (2)
(11) 175 46
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (2)
(11) 40 11
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (2)
(11) 140 37
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (2)
(11) 40 11
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (2)
(11) 15 4
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  629 633
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  5,412 5,353

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  5,082 5,065
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  591 587
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  311 309
Puerto Rico Sales Tax Fin., Restructured, Series B-1, Zero
Coupon, 7/1/46  860 271
21,278
Total Investments in Securities  99.1%
(Cost $419,438) $ 415,292
Other Assets Less Liabilities 0.9% 3,831
Net Assets 100.0% $ 419,123
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Non-income producing
(3) Security is in default or has failed to make a scheduled interest and/or principal payment.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $22,904 and represents 5.5% of net assets.
(5) Insured by Build America Mutual Assurance Company
(6) Escrowed to maturity
(7) Prerefunded date is used in determining portfolio maturity.
(8) When-issued security
(9) Insured by Assured Guaranty Municipal Corporation
(10) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(11) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
GO General Obligation
PCR Pollution Control Revenue
RAC Revenue Anticipation Certificate
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Georgia Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Georgia Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Georgia Tax-Free Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Georgia Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE Georgia Tax-Free Bond Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On May 31, 2024, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F92-054Q1 05/24